Depreciation and Amortization Using Straight-Line Method Over Useful Life (Details) (USD $)	24 Months Ended
Dec. 31, 2014 Y
Summary Of Significant Accounting Policies Depreciation And Amortization Using Straight-line Method Over Useful Life 1	39
Summary Of Significant Accounting Policies Depreciation And Amortization Using Straight-line Method Over Useful Life 2	$ 5
Summary Of Significant Accounting Policies Depreciation And Amortization Using Straight-line Method Over Useful Life 3	8
Summary Of Significant Accounting Policies Depreciation And Amortization Using Straight-line Method Over Useful Life 4	4
Summary Of Significant Accounting Policies Depreciation And Amortization Using Straight-line Method Over Useful Life 5	5
Summary Of Significant Accounting Policies Depreciation And Amortization Using Straight-line Method Over Useful Life 6	$ 4
Summary Of Significant Accounting Policies Depreciation And Amortization Using Straight-line Method Over Useful Life 7	5